Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries, Balance Sheet) (Parenthetical) (Detail) - Entity [Domain] - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Borrowing under senior secured credit facility	$ 5,800,000	$ 0	[1]	$ 0
Borrowing under senior secured credit facility		6,700,000
Intercompany receivables		0	[1]	$ 0
Senior Secured Credit Facility [Member]
Borrowing under senior secured credit facility		7,300,000
Intercompany receivables		$ 6,700,000

[1]	(1) The intercompany payable balance includes approximately $6.7 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.